UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: April 30, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Oakhurst Strategic Defined Risk Fund
Institutional Class | OASDX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Oakhurst Strategic Defined Risk Fund for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.lidoadvisors.com/fund. You can also request this information by contacting us at 1-844-625-4778.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$146	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The determining factor that is responsible for the Fund’s performance is asset allocation. Over the past 12 months, the Fund was able to allocate a significant amount to trades with potential for levered upside and significant protection to the downside. As a result, the Fund has been able to comfortably outpace the market with a significant portion of its assets. This was a temporary dislocation that has since passed.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/10/2017)
Institutional Class	10.38	8.45	5.58
S&P 500	10.59	13.84	11.14
Visit https://www.lidoadvisors.com/fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Oakhurst Strategic Defined Risk Fund	PAGE 1	TSR-AR-81752T403

KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$66,638,256
Number of Holdings	28
Net Advisory Fee	$799,183
Portfolio Turnover	6%
Visit https://www.lidoadvisors.com/fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Issuers	(% of net assets)
First American Government Obligations Fund	59.3%
SPDR S&P 500 ETF Trust	10.2%
Invesco BulletShares 2025 Corporate Bond ETF	3.0%

Security Type	(% of net assets)
Short-Term Investments	59.3%
Exchange Traded Funds	13.2%
Purchased Options	11.9%
Written Options	(2.4)%
Cash & Other	18.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.lidoadvisors.com/fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Lido Advisors, LLC documents not be householded, please contact Lido Advisors, LLC at 1-844-625-4778 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Lido Advisors, LLC or your financial intermediary.
Oakhurst Strategic Defined Risk Fund	PAGE 2	TSR-AR-81752T403

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended April 30, 2025 and April 30, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2025	FYE 4/30/2024
(a) Audit Fees	$17,500	$17,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$5,000	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2025	FYE 4/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OAKHURST STRATEGIC DEFINED RISK FUND
Annual Financial Statements and Additional Information
April 30, 2025

Oakhurst Strategic Defined Risk Fund
Schedule of Investments
April 30, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 13.2%
Invesco BulletShares 2025 Corporate Bond ETF		98,447	$2,036,868
SPDR S&P 500 ETF Trust(a)		12,218	6,775,370
TOTAL EXCHANGE TRADED FUNDS (Cost $6,066,649)			8,812,238
	Notional Amount	Contracts(c)
PURCHASED OPTIONS(b) - 11.9%
Call Options - 11.6%
SPDR S&P 500 ETF Trust
Expiration: 12/19/2025; Exercise Price: $390.00(a)	$3,327,240	60	1,069,500
Expiration: 12/19/2025; Exercise Price: $520.00	720,902	13	88,010
Expiration: 12/18/2026; Exercise Price: $500.00	11,090,800	200	2,110,000
Expiration: 12/18/2026; Exercise Price: $510.00	7,042,658	127	1,254,125
Expiration: 12/18/2026; Exercise Price: $515.00	8,706,278	157	1,499,350
Expiration: 12/18/2026; Exercise Price: $520.00	7,708,106	139	1,278,800
Expiration: 12/18/2026; Exercise Price: $535.00	2,772,700	50	410,000
Total Call Options			7,709,785
Put Options - 0.3%
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $495.00	2,495,430	45	17,775
Expiration: 09/19/2025; Exercise Price: $490.00	1,719,074	31	31,325
Expiration: 12/19/2025; Exercise Price: $490.00	720,902	13	19,481
Expiration: 12/18/2026; Exercise Price: $490.00	2,495,430	45	119,250
Total Put Options			187,831
TOTAL PURCHASED OPTIONS (Cost $6,345,504)			7,897,616

	Shares	Value
SHORT-TERM INVESTMENTS - 59.3%
Money Market Funds - 59.3%
First American Government Obligations Fund - Class X, 4.25%(d)(e)	39,525,017	$39,525,017
TOTAL SHORT-TERM INVESTMENTS (Cost $39,525,017)		39,525,017
TOTAL INVESTMENTS - 84.4% (Cost $51,937,170)		56,234,871
Other Assets in Excess of Liabilities - 15.6%		10,403,385
TOTAL NET ASSETS - 100.0%		$66,638,256

Percentages are stated as a percent of net assets.
ETF – Exchange Traded Fund
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

The accompanying notes are an integral part of these financial statements.

1

Oakhurst Strategic Defined Risk Fund
Schedule of Written Options
April 30, 2025

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS(a)
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $630.00	$(2,495,430)	(45)	$(1,103)
Expiration: 09/19/2025; Exercise Price: $640.00	(1,719,074)	(31)	(6,153)
Expiration: 12/19/2025; Exercise Price: $485.00	(3,327,240)	(60)	(565,110)
Total Written Call Options			(572,366)
Written Put Options
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $390.00	(2,495,430)	(45)	(2,633)
Expiration: 09/19/2025; Exercise Price: $385.00	(1,719,074)	(31)	(7,703)
Expiration: 12/19/2025; Exercise Price: $315.00	(2,218,160)	(40)	(9,060)
Expiration: 12/19/2025; Exercise Price: $380.00	(720,902)	(13)	(5,512)
Expiration: 12/19/2025; Exercise Price: $520.00	(720,902)	(13)	(27,891)
Expiration: 12/18/2026; Exercise Price: $360.00	(11,090,800)	(200)	(169,400)
Expiration: 12/18/2026; Exercise Price: $410.00	(2,495,430)	(45)	(58,500)
Expiration: 12/18/2026; Exercise Price: $415.00	(15,748,936)	(284)	(383,400)
Expiration: 12/18/2026; Exercise Price: $420.00	(4,713,590)	(85)	(126,310)
Expiration: 12/18/2026; Exercise Price: $435.00	(2,772,700)	(50)	(80,000)
Expiration: 12/18/2026; Exercise Price: $520.00	(2,495,430)	(45)	(155,250)
Total Written Put Options			(1,025,659)
TOTAL WRITTEN OPTIONS (Premiums received $1,558,015)			$(1,598,025)

ETF – Exchange Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Oakhurst Strategic Defined Risk Fund
Statement of Assets and Liabilities
April 30, 2025

ASSETS:
Investments, at value	$56,234,871
Deposits at broker for written options contracts	8,417,797
Cash pledged to broker	3,590,638
Interest receivable	173,939
Prepaid expenses	22,328
Total assets	68,439,573
LIABILITIES:
Written option contracts, at value	1,598,025
Payable for capital shares redeemed	79,745
Payable to Adviser	54,048
Payable for fund administration and accounting fees	19,707
Payable for transfer agent fees and expenses	7,606
Payable for shareholder servicing fees - Institutional Class	4,519
Payable for compliance fees	3,175
Payable for custodian fees	1,196
Accrued expenses and other liabilities	33,296
Total liabilities	1,801,317
NET ASSETS	$66,638,256
NET ASSETS CONSISTS OF:
Paid-in capital	$62,548,780
Total distributable earnings	4,089,476
Total net assets	$66,638,256
Institutional Class
Net assets	$66,638,256
Shares issued and outstanding(a)	5,840,552
Net asset value per share	$11.41
COST:
Investments, at cost	$51,937,170
PROCEEDS:
Written options premium received	$1,558,015

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Oakhurst Strategic Defined Risk Fund
Statement of Operations
For the Year Ended April 30, 2025

INVESTMENT INCOME:
Dividend income	$2,016,777
Interest income	686,659
Total investment income	2,703,436
EXPENSES:
Investment advisory fees (See Note 3)	801,255
Fund administration and accounting fees (See Note 3)	121,523
Transfer agent fees (See Note 3)	50,519
Trustees’ fees (See Note 3)	28,733
Legal fees	23,995
Federal and state registration fees	22,766
Audit fees	22,006
Compliance fees (See Note 3)	19,082
Custodian fees (See Note 3)	6,923
Reports to shareholders	6,791
Insurance fees	4,719
Shareholder service fees - Institutional Class (See Note 5)	3,931
Broker interest expense	1,008
Other expenses	4,230
Total expenses before waiver	1,117,481
Expense waiver by Adviser (See Note 3)	(2,072)
Net expenses	1,115,409
NET INVESTMENT INCOME	1,588,027
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	8,260,774
Written option contracts expired or closed	(973,482)
Net realized gain	7,287,292
Net change in unrealized appreciation (depreciation) on:
Investments	79,312
Written option contracts	(633,027)
Net change in unrealized appreciation (depreciation)	(553,715)
Net realized and change in unrealized gain	6,733,577
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,321,604

The accompanying notes are an integral part of these financial statements.

4

Oakhurst Strategic Defined Risk Fund
Statements of Changes in Net Assets

	Year Ended April 30,
	2025	2024
OPERATIONS:
Net investment income	$1,588,027	$1,154,747
Net realized gain	7,287,292	5,741,496
Net change in unrealized appreciation (depreciation)	(553,715)	4,684,718
Net increase in net assets resulting from operations	8,321,604	11,580,961
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	(8,627,789)	(2,617,774)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	3,763,883	9,629,907
Reinvestments - Institutional Class	7,354,901	2,288,851
Redemptions - Institutional Class	(24,499,615)	(24,447,841)
Net decrease in net assets from capital transactions(a)	(13,380,831)	(12,529,083)
NET DECREASE IN NET ASSETS	(13,687,016)	(3,565,896)
NET ASSETS:
Beginning of the year	80,325,272	83,891,168
End of the year	$66,638,256	$80,325,272

(a)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions - Institutional Class	302,008	865,573
Reinvestments - Institutional Class	627,016	206,203
Redemptions - Institutional Class	(2,023,245)	(2,242,056)
Total decrease in shares outstanding	(1,094,221)	(1,170,280)

The accompanying notes are an integral part of these financial statements.

5

Oakhurst Strategic Defined Risk Fund
Financial Highlights
Institutional Class
For a Fund share outstanding throughout each year.

	Year Ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.58	$10.35	$10.76	$11.64	$9.78
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.24	0.16	0.08	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	1.00	1.43	0.06	(0.21)	1.90
Total from investment operations	1.24	1.59	0.14	(0.26)	1.86
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.18)	—	—	—
Net realized gains	(1.17)	(0.18)	(0.55)	(0.62)	—
Total distributions	(1.41)	(0.36)	(0.55)	(0.62)	—
Net asset value, end of year	$11.41	$11.58	$10.35	$10.76	$11.64
Total return	10.38%	15.56%	1.58%	−2.70%	19.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$66,638	$80,325	$83,891	$104,235	$105,370
Ratio of expenses to average net assets:
Before expense recoupment/waiver(d)	1.39%	1.43%	1.44%	1.39%	1.56%
After expense recoupment/waiver(d)	1.39%	1.43%	1.47%	1.60%	1.60%
Ratio of broker interest expense to average net assets	0.00%(e)	0.00%(e)	0.01%	0.00%(e)	0.00%(e)
Ratio of expenses to average net assets excluding broker interest expense (after expense recoupment/waiver)(d)	1.39%	1.43%	1.46%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets(d)	1.98%	1.44%	0.72%	(0.45)%	(0.34)%
Portfolio turnover rate(f)	6%(g)	73%	69%	98%	71%

(a)	Calculated based on average shares outstanding during the year.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Amount represents less than 0.005%.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions.

(g)	Portfolio turnover decreased for the Fund’s fiscal year ending April 30, 2025 largely due to a decrease in corporate bond ETF purchases by the Fund.
The accompanying notes are an integral part of these financial statements.

6

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk. The Fund commenced operations on May 10, 2017. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Institutional Class and Advisor Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Advisor Class shares have a front end sales load of 5.75%, a deferred sales charge of 1.00%, and no redemption fee. Advisor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. As of April 30, 2025, Advisor Class shares are not available. Institutional Class shares are not subject to a distribution fee, and are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.
Effective May 20, 2019, the Fund changed its principal investment strategy. Under this new strategy, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500® Index (the “Index”) or exchange traded funds (“ETFs”) that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund simultaneously uses options on ETFs in which the Fund may invest and invests in ETFs that invest in debt securities and U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

7

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black- Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lido Advisers, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

8

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments at Fair Value:
Exchange Traded Funds	$8,812,238	$—	$—	$8,812,238
Purchased Options	—	7,897,616	—	7,897,616
Money Market Funds	39,525,017	—	—	39,525,017
Total Investments	$48,337,255	$7,897,616	$—	$56,234,871
Liabilities:
Investments at Fair Value:
Written Options	$—	$(1,598,025)	$—	$(1,598,025)
Total Investments	$—	$(1,598,025)	$—	$(1,598,025)

As of the year ended April 30, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Transactions with Brokers – The Fund’s written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker for written option contracts on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.
Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will write call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
D.
Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that

9

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.
E.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian. The Fund maintains cash balances, which, at times, may exceed federally insured limits.

F.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of each class of shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. All of the Fund’s written and purchased options are held with one counterparty. Written and purchased option contracts sold on an exchange have minimal counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Statement of Cash Flows – Pursuant to the Cash Flows topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

10

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
M.
Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.

The Fund writes call options with strike prices and expiration dates designed to reduce the volatility of the Fund’s investment portfolio and to earn premiums. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will use cash or U.S. Treasury securities to cover the written call options. The Fund may utilize put options to lower the overall volatility of the Fund’s investment portfolio, to “hedge” or limit the exposure of the Fund’s position. The Fund will also invest in U.S. Treasury securities.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended April 30, 2025, the Fund’s average derivative volume is described below:

	Average Quantity	Average Notional Amount
Purchased Option Contracts	1,294	$73,301,777
Written Option Contracts	1,598	$90,364,755

Statement of Assets and Liabilities
Fair values of derivative instruments as of April 30, 2025:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$7,897,616	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	1,598,025
Total fair values of derivative instruments		$7,897,616	$1,598,025

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended April 30, 2025:

	Net Realized Gain (Loss) on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Total
Equity Contracts	$6,999,241	$(973,482)	$6,025,759
Total	$6,999,241	$(973,482)	$6,025,759

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$(253,938)	$(633,027)	$(886,965)
Total	$(253,938)	$(633,027)	$(886,965)

*	The amounts disclosed are included in the realized gain on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

11

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any front-end or contingent deferred loads, Rule 12b-1 fees – Advisor Class (See Note 5), shareholder servicing plan fees (See Note 5), taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transaction expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 1.50% of each class’ average daily net asset value. As of April 30, 2025, Advisor Class shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board or the Adviser, with consent of the Board. For the year ended April 30, 2025, the Adviser waived $2,072 in fees which are subject to potential recovery by April 30, 2028.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended April 30, 2022.

12

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:

Tax cost of investments	$50,393,182
Gross tax unrealized appreciation	$4,826,419
Gross tax unrealized depreciation	(582,755)
Net tax unrealized appreciation (depreciation)	4,243,664
Undistributed ordinary income	272,512
Undistributed long-term capital gains	4,343,970
Other accumulated loss*	(4,770,670)
Total distributable earnings	$4,089,476

*	Any wash sale or straddle loss deferrals are temporary book to tax differences.
As of April 30, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2025, the Fund did not defer, on a tax basis, any qualified late year losses.
Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2025, the Fund decreased distributable earnings by $1,306,426 and increased paid-in capital by $1,306,426 due to the use of equalization.
The tax character of distributions paid for the years ended April 30, 2025, and April 30, 2024, are as follows:

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
4/30/2025	$4,336,931	$4,290,858	$8,627,789
4/30/2024	$1,618,189	$999,585	$2,617,774

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of April 30, 2025, Advisor Class shares are not available.
In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of the Institutional Class or the Advisor Class. For the year ended April 30, 2025, the Institutional Class incurred expenses of $3,931 to the plan. As of April 30, 2025,

13

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
the Advisor Class shares were not available for purchase. Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2025, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$3,788,424	$77,123,952

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2025, National Financial Services, for the benefit of its customers, owned 78.28% of the outstanding shares of the Fund.
8. OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers is the prime broker for the Fund’s exchange traded derivatives. Refer to Note 2 M. for further derivative disclosure.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
Liabilities:
Description
Written Option Contracts**	$1,598,025	$—	$1,598,025	$—	$1,598,025	$—
	$1,598,025	$—	$1,598,025	$—	$1,598,025	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	Interactive Brokers, LLC is the prime broker for all written option contracts held by the Fund as of April 30, 2025.

14

OAKHURST STRATEGIC DEFINED RISK FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025(Continued)
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

15

OAKHURST STRATEGIC DEFINED RISK FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders of Oakhurst Strategic Defined Risk Fund and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Oakhurst Strategic Defined Risk Fund (the “Fund”), a series of Series Portfolios Trust, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 26, 2025

16

OAKHURST STRATEGIC DEFINED RISK FUND
ADDITIONAL INFORMATION
April 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-844-625-4778.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended April 30, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended April 30, 2025, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared form ordinary income designated as qualified dividend income was 3.75% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended April 30, 2025 was 0.00% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 57.75% for the Fund.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

17

INVESTMENT ADVISER
Lido Advisors, LLC
1875 Century Park East, Suite 950
Los Angeles, CA 90067
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/30/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	6/27/2025